BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
BlackRock Total Return Portfolio

Supplement to the Statement of Additional Information dated August 27, 2010

The following changes are made to the Statement of Additional Information of BlackRock Balanced Capital Portfolio and BlackRock Total Return Portfolio (each, a “Fund” and together, the “Funds”), each a series of BlackRock Variable Series Funds, Inc.

The section entitled “Investment Management Arrangements” is revised as set forth below.

All references to Curtis Arledge are hereby removed.

The subsection entitled “Portfolio Manager Information — Other Portfolios and Accounts Managed” is revised to add the following information with respect to each Fund as of August 5, 2010:

	Number of Other Accounts Managed			Number of Other Accounts and Assets for
	and Assets by Account Type			Which Advisory Fee is Performance-Based

	Other	Other		Other	Other
	Registered	Pooled		Registered	Pooled
	Investment	Investment	Other	Investment	Investment	Other
Name of Portfolio Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Balanced Capital Portfolio

Rick Rieder	14	4	1	0	0	0
	$12.4 Billion	$1.63 Billion	$76.4 Million	$0	$0	$0

Eric Pellicciaro	20	2	0	0	1	0
	$16.2 Billion	$425.4 Million	$0	$0	$192.5 Million	$0

Total Return Portfolio

Rick Rieder	14	4	1	0	0	0
	$12.5 Billion	$1.63 Billion	$76.4 Million	$0	$0	$0

Eric Pellicciaro	20	2	0	0	1	0
	$16.3 Billion	$425.4 Million	$0	$0	$192.5 Million	$0

The subsection entitled “Information Regarding Portfolio Managers — Portfolio Manager Compensation” is revised to add the following information with respect to each Fund as of August 5, 2010:

Portfolio Manager	Funds Managed	Benchmarks Applicable to Each Manager
Rick Rieder	BlackRock Balanced Capital Portfolio (fixed income portfolio) BlackRock Total Return Portfolio	A combination of market-based indices (e.g., Barclays Capital Aggregate Index, Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index), certain customized indices and certain fund industry peer groups.

Eric Pellicciaro	BlackRock Balanced Capital Portfolio (fixed income portfolio) BlackRock Total Return Portfolio	A combination of market-based indices (e.g., Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital GNMA MBS Index), certain customized indices and certain fund industry peer groups.

Shareholders should retain this Supplement for future reference.

Code# SAI-19057-0810-SUP